Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCKS: 77.9%
Apparel & Textiles: 1.9%
Levi Strauss & Co.	169,822	$2,457,324
Beverages - Soft: 0.3%
The Coca-Cola Company	8,046	450,737
Building Products: 1.0%
Owens Corning	16,459	1,293,842
Business Software & Services: 1.9%
Amdocs Limited#	16,504	1,311,243
Dun & Bradstreet Holdings, Inc.	91,342	1,131,727
		2,442,970
Chemicals: 2.8%
DuPont de Nemours, Inc.	49,831	2,511,483
The Sherwin-Williams Company	5,687	1,164,413
		3,675,896
Commercial Banks & Thrifts: 7.6%
American National Bankshares, Inc.	35,987	1,149,785
OceanFirst Financial Corp.	47,753	890,116
Primis Financial Corp.	353,147	4,283,673
Shore Bancshares, Inc.	121,627	2,106,580
WSFS Financial Corporation	33,305	1,547,350
		9,977,504
Commercial Services & Supplies: 2.7%
Johnson Controls International plc#	71,685	3,528,336
Computer Communications: 1.9%
Cisco Systems, Inc.	62,364	2,494,560
Diversified Financial Services: 0.4%
Cannae Holdings, Inc.*	28,822	595,462
Electrical Equipment & Instruments: 1.3%
Emerson Electric Co.	14,825	1,085,486
nVent Electric plc#	20,000	632,200
		1,717,686
Engineering & Construction: 6.3%
EMCOR Group, Inc.	33,710	3,892,831
MYR Group, Inc.*	51,291	4,345,886
		8,238,717
Exploration & Production: 2.1%
EOG Resources, Inc.	25,226	2,818,501
Healthcare Equipment & Supplies: 3.2%
Abbott Laboratories	10,500	1,015,980
Medtronic plc #	39,109	3,158,052
		4,174,032
Information Technology Services: 8.4%
KBR, Inc.	184,585	7,977,764
Visa, Inc. - Class A	16,966	3,014,010
		10,991,774
Insurance: 3.9%
Chubb Limited #	11,184	2,034,146
W.R. Berkley Corp.	47,610	3,074,654
		5,108,800
Internet Retail: 2.0%
Amazon.com, Inc.*	23,700	2,678,100
Investment Company: 1.9%
Accelerate Acquisition Corp. - Class A*@	1,132	11,133
Adara Acquisition Corp. – Class A*	16,866	167,817
Adit EdTech Acquisition Corp. – Class A*	12,388	122,517
AF Acquisition Corp. - Class A*@	5,800	56,956
B. Riley Principal 250 Merger Corp. - Class A*	28,384	277,879
Blue Whale Acquisition Corp. I*#@	3,000	29,115
Colombier Acquisition Corp. - Class A*@	11,105	108,329
EG Acquisition Corp. - Class A*	7,351	71,892
Flame Acquisition Corp. - Class A*	24,268	238,554
G Squared Ascend II, Inc. - Class A*#	16,724	165,902
Glass Houses Acquisition Corp. - Class A*@	13,623	133,846
Glenfarne Merger Corp. - Class A*	540	5,297
Golden Arrow Merger Corp. - Class A*	11,002	108,150
Kadem Sustainable Impact Corp. - Class A*	36,573	359,513
Logistics Innovation Technologies Corp. - Class A*@	6,589	64,408
Mason Industrial Technology, Inc. - Class A*	500	4,900
Newbury Street Acquisition Corp. - Class A*	2,242	22,039
Osiris Acquisition Corp. - Class A*@	44,942	439,758
Post Holdings Partnering Corp. - Class A*	18,272	177,056
		2,565,061
Lodging: 1.7%
Wyndham Hotels & Resorts, Inc.	36,748	2,254,490
Media & Entertainment: 7.2%
Alphabet, Inc. - Class C*	58,140	5,590,161
Ziff Davis, Inc. *	56,985	3,902,333
		9,492,494
Oil Refining & Marketing: 0.2%
Phillips 66	2,813	227,065
Pharmaceuticals: 1.1%
Johnson & Johnson	8,783	1,434,791
Real Estate Investment Trust: 1.3%
American Homes 4 Rent	51,119	1,677,214
Specialty Chemicals: 0.3%
International Flavors & Fragrances, Inc.	4,249	385,937
Transportation & Logistics: 1.8%
United Parcel Service, Inc. - Class B	14,441	2,332,799
Truck Dealerships: 0.8%
Rush Enterprises, Inc. - Class A	11,893	521,627
Rush Enterprises, Inc. - Class B	11,552	553,456
		1,075,083
Utilities: 1.6%
NextEra Energy, Inc.	26,555	2,082,177
Waste Management Services: 8.3%
Republic Services, Inc.	79,747	10,848,782
Wireless Telecommunication Services: 4.0%
T-Mobile USA, Inc.*	38,933	5,223,641
TOTAL COMMON STOCKS
(cost $63,211,057)		102,243,775

PREFERRED STOCKS: 1.7%
Oil & Gas Storage & Transportation: 1.7%
GasLog Partners LP, Series A, 8.625% #º	85,792	2,156,622
TOTAL PREFERRED STOCKS
(cost $1,705,781)		2,156,622

EXCHANGE TRADED FUNDS: 2.2%
Invesco Solar ETF	39,959	2,941,382
TOTAL EXCHANGE TRADED FUNDS
(cost $1,337,586)		2,941,382

	Principal
CONVERTIBLE BONDS: 2.4% @
Commercial Banks & Thrifts: 0.3%
Hope Bancorp, Inc., 2.000%, 5/15/38	$346,000	331,503
Consumer Finance: 0.3%
LendingTree, Inc., 0.500%, 7/15/25	535,000	384,076
Healthcare Equipment & Supplies: 0.3%
Haemonetics Corp., 0.000%, 3/1/26	500,000	399,976
Media & Entertainment: 0.7%
Ziff Davis, Inc., 1.750%, 11/1/26 144A	1,000,000	928,500
Real Estate Investment Trust: 0.8%
Blackstone Mortgage Trust, Inc., 4.750%, 3/15/23	350,000	348,699
DigitalBridge Group, Inc., 5.000%, 4/15/23	703,000	695,619
		1,044,318
TOTAL CONVERTIBLE BONDS
(cost $3,124,937)		3,088,373

CORPORATE BONDS: 11.9%@
Aerospace & Defense: 0.8%
TransDigm, Inc.
6.375%, 6/15/26	1,091,000	1,032,039
7.500%, 3/15/27	44,000	41,941
		1,073,980
Auto Components: 0.3%
Dana Financing Luxembourg, 5.750%, 4/15/25 144A#	180,000	171,675
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	296,000	274,682
		446,357
Automobiles: 0.1%
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23 144A #	150,000	146,852
Building Products: 0.2%
Griffon Corp., 5.750%, 3/1/28	369,000	317,829
Casinos & Gaming: 0.2%
Scientific Games International, Inc., 8.625%, 7/1/25 144A	200,000	205,004
Chemicals: 0.1%
The Scotts Miracle-Gro Company, 4.500%, 10/15/29	120,000	87,271
Commercial Services & Supplies: 0.3%
Stericycle, Inc., 5.375%, 7/15/24 144A	375,000	361,020
Consumer Finance: 0.5%
Credit Acceptance Corp.
6.625%, 3/15/26	500,000	464,423
5.125%, 12/31/24 144A	150,000	139,906
		604,329
Energy Equipment & Services: 0.1%
Weatherford International Ltd., 11.000%, 12/1/24 144A#	125,000	127,371
Energy Midstream: 0.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26 144A	100,000	100,633
New Fortress Energy, Inc., 6.750%, 9/15/25 144A	625,000	593,087
		693,720
Engineering & Construction: 0.2%
Picasso Finance Sub, Inc., 6.125%, 6/15/25 144A	250,000	245,298
Exploration & Production: 0.1%
PDC Energy, Inc.
6.125%, 9/15/24	111,000	109,779
5.750%, 5/15/26	80,000	74,118
		183,897
Food & Staples Retailing: 0.4%
Albertsons Cos Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, 7.500%, 3/15/26 144A	250,000	251,855
Safeway, Inc., 7.450%, 9/15/27	273,000	270,270
		522,125
Healthcare Equipment & Supplies: 0.0%
Owens & Minor, Inc., 4.375%, 12/15/24	20,000	19,463
Healthcare Providers & Services: 0.4%
Encompass Health Corp., 5.750%, 9/15/25	243,000	241,120
Tenet Healthcare Corp., 4.625%, 7/15/24	250,000	242,024
		483,144
Healthcare Technology: 0.4%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/25 144A	550,000	547,475
Household & Personal Products: 0.5%
Coty, Inc., 6.500%, 4/15/26 144A	115,000	106,107
Spectrum Brands, Inc., 5.750%, 7/15/25	614,000	581,110
		687,217
Internet Media & Services: 0.1%
Uber Technologies, Inc., 7.500%, 5/15/25 144A	172,000	171,823
Leisure: 0.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op., 6.500%, 10/1/28	80,000	74,153
Lodging: 0.2%
Arrow Bidco LLC, 9.500%, 3/15/24 144A	150,000	150,178
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	141,000	118,224
		268,402
Machinery: 0.6%
EnPro Industries, Inc., 5.750%, 10/15/26	803,000	776,232
Media & Entertainment: 1.5%
Cinemark USA, Inc., 8.750%, 5/1/25 144A	500,000	507,448
iHeartCommunications, Inc., 8.375%, 5/1/27	1,661,000	1,400,431
		1,907,879
Metals & Mining: 1.0%
Arconic Corp., 6.000%, 5/15/25 144A	40,000	38,603
Cleveland-Cliffs, Inc.
6.750%, 3/15/26 144A	190,000	187,126
5.875%, 6/1/27	752,000	678,385
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	229,000	215,715
First Quantum Minerals Ltd., 6.500%, 3/1/24 144A	250,000	245,307
		1,365,136
Packaging & Containers: 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.750%, 2/1/26	310,000	289,290
Real Estate Investment Trust: 0.6%
iStar, Inc.
4.750%, 10/1/24	325,000	321,004
5.500%, 2/15/26	100,000	100,753
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/27	350,000	303,044
		724,801
Retail: 0.4%
Signet U.K. Finance plc, 4.700%, 6/15/24	510,000	492,130
Software & Services: 0.5%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26 144A	539,000	477,912
NortonLifeLock, Inc., 5.000%, 4/15/25 144A	50,000	47,693
PTC, Inc., 3.625%, 2/15/25 144A	145,000	135,262
		660,867
Technology Hardware & Equipment: 0.2%
CDW LLC/CDW Finance Corp., 3.250%, 2/15/29	290,000	235,888
Trading Companies & Distributors: 0.5%
United Rentals North America, Inc., 3.875%, 11/15/27	500,000	448,455
WESCO Distribution, Inc., 7.125%, 6/15/25 144A	200,000	200,430
		648,885
Utilities: 0.9%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24 144A	409,000	392,223
NRG Energy, Inc.
6.625%, 1/15/27	164,000	160,995
5.750%, 1/15/28	718,000	664,115
		1,217,333
TOTAL CORPORATE BONDS
(cost $16,908,052)		15,585,171
	Shares
SHORT-TERM INVESTMENTS: 3.7%
Money Market Funds: 3.7%^
First American Treasury Obligations Fund, Class X, 2.875%º	4,866,009	4,866,009
TOTAL SHORT-TERM INVESTMENTS
(cost $4,866,009)		4,866,009
TOTAL INVESTMENTS IN SECURITIES
(cost $91,153,422): 99.8%		130,881,332
Other Assets and Liabilities 0.2%		298,620
NET ASSETS: 100.0%		$131,179,952

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of September 30, 2022, the value of these investments was $6,694,503 or 5.1% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2022.
º	The coupon rate shown on variable rate securities represents the rates at September 30, 2022.
@	Level 2 Securities

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at the fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative  and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2022:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2022
	Level 1	Level 2	Level 3	Total
Common Stocks*	$101,400,230	$843,545	$-	$102,243,775
Preferred Stocks*	2,156,622	-	-	2,156,622
Exchange Traded Funds*	2,941,382	-	-	2,941,382
Convertible Bonds*	-	3,088,373	-	3,088,373
Corporate Bonds*	-	15,585,171	-	15,585,171
Short-Term Investments *	4,866,009	-	-	4,866,009
Total	$111,364,243	$19,517,089	$-	$130,881,332

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period ended September 30, 2022.